Additional Financial Information (Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Additional Financial Information [Abstract]
Accounts payable	$ 14,984	$ 11,561
Accrued payroll and commissions	1,967	1,985
Current portion of employee benefit obligation	1,842	1,949
Accrued interest	1,597	1,559
Other	3,202	4,053
Total accounts payable and accrued liabilities	$ 23,592	$ 21,107